Contracts in Progress (Details 1) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Gross amount of unresolved change orders and claims	$ 5,658	$ 3,701
Valuation allowance	0	0
Net amount of unresolved change orders and claims	$ 5,658	$ 3,701